J.P. MORGAN MUTUAL FUND GROUP

270 Park Avenue

New York, N.Y. 10017

April 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Group (“Trust”) on behalf of:
the JPMorgan Short Term Bond Fund II (the “Fund”)
File Nos. 811-5151 & 33-14196

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 105 (Amendment No. 144 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed, among other things, to update the investment strategy and risk disclosure for the Fund. We are concurrently filing post-effective amendments to the registration statements for JPMorgan Trust I and JPMorgan Trust II for the revised statutory prospectuses.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio, Esq.
Assistant Secretary

cc:	Vincent Di Stefano